Income Taxes - Summary of Movement in Gross Deferred Income Tax Assets / Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Line Items]
Carrying value, beginning balance	$ (72)	$ (161)	$ 3
Changes through profit and loss	139	150	(162)
Addition through business combination	(4)	(62)
Changes through OCI	4	(2)	(2)
Translation difference	(5)	3
Carrying value, ending balance	62	(72)	(161)
Property, plant and equipment
Income Taxes [Line Items]
Carrying value, beginning balance	28	29	21
Changes through profit and loss	(10)	(1)	9
Translation difference	(4)		(1)
Carrying value, ending balance	14	28	29
Lease liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	18	24	27
Changes through profit and loss	10	(5)	(3)
Translation difference	(2)	(1)
Carrying value, ending balance	26	18	24
Accrued compensation to employees
Income Taxes [Line Items]
Carrying value, beginning balance	9	7	8
Changes through profit and loss	5	2	(1)
Carrying value, ending balance	14	9	7
Trade Receivables
Income Taxes [Line Items]
Carrying value, beginning balance	26	27	32
Changes through profit and loss	(3)	(1)	(5)
Translation difference	(2)
Carrying value, ending balance	21	26	27
Compensated absences
Income Taxes [Line Items]
Carrying value, beginning balance	83	75	70
Changes through profit and loss	14	9	6
Translation difference	(8)	(1)	(1)
Carrying value, ending balance	89	83	75
Post sales client support
Income Taxes [Line Items]
Carrying value, beginning balance	8	7	30
Changes through profit and loss	(3)	1	(23)
Carrying value, ending balance	5	8	7
Credits related to branch profits
Income Taxes [Line Items]
Carrying value, beginning balance	93	97	87
Changes through profit and loss	(7)	(4)	10
Translation difference	(4)
Carrying value, ending balance	82	93	97
Derivative Financial Instruments
Income Taxes [Line Items]
Carrying value, beginning balance	(4)	(2)
Changes through profit and loss	17	(3)	(1)
Changes through OCI		1	(1)
Translation difference	1
Carrying value, ending balance	14	(4)	(2)
Intangibles
Income Taxes [Line Items]
Carrying value, beginning balance	8	7	7
Changes through profit and loss	1	1
Carrying value, ending balance	9	8	7
Intangibles arising on business combinations
Income Taxes [Line Items]
Carrying value, beginning balance	(80)	(34)	(42)
Changes through profit and loss	20	17	8
Addition through business combination	(5)	(63)
Translation difference	(5)
Carrying value, ending balance	(70)	(80)	(34)
Branch profit tax
Income Taxes [Line Items]
Carrying value, beginning balance	(124)	(129)	(105)
Changes through profit and loss	16	5	(24)
Translation difference	4
Carrying value, ending balance	(104)	(124)	(129)
SEZ reinvestment reserve
Income Taxes [Line Items]
Carrying value, beginning balance	(168)	(239)	(164)
Changes through profit and loss	61	67	(78)
Translation difference	13	4	3
Carrying value, ending balance	(94)	(168)	(239)
Interest Receivable on Income Tax Refund
Income Taxes [Line Items]
Carrying value, beginning balance	(8)	(58)
Changes through profit and loss	7	49	(58)
Translation difference		1
Carrying value, ending balance	(1)	(8)	(58)
Others
Income Taxes [Line Items]
Carrying value, beginning balance	39	28	32
Changes through profit and loss	11	13	(2)
Addition through business combination	1	1
Changes through OCI	4	(3)	(1)
Translation difference	2		(1)
Carrying value, ending balance	$ 57	$ 39	$ 28